NATURE OF OPERATIONS, BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	NATURE OF OPERATIONS, BACKGROUND AND BASIS OF PRESENTATION

Xcel Brands, Inc. (“Xcel” and together with its subsidiaries, the “Company”) was incorporated on August 31, 1989 in the State of Delaware under the name Houston Operating Company. On April 19, 2005, we changed our name to NetFabric Holdings, Inc. and on September 29, 2011 we changed our name to Xcel Brands, Inc. The Company engages in the design, licensing, marketing and retail sales of consumer brands, including the Isaac Mizrahi Brand and certain rights of the Liz Claiborne New York brand (“LCNY”) and the Judith Ripka Brand (the “Ripka Brand”), which we acquired on March 26, 2014 (see Note 12, Subsequent Events).   The Company operates in two segments - (1) Design and Licensing and (2) our Retail Business.

Our Design and Licensing business operates in a “working capital light” business model, wherein we license our brands to third parties, provide certain design services, and generate royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies, and retailers. This includes licensing our own brands for promotion and distribution through an Omnichannel retail sales strategy including distribution through direct-response television (i.e. QVC, Inc. (“QVC”) and The Shopping Channel), the internet, and traditional bricks-and-mortar retail channels. The Isaac Mizrahi Brand and LCNY brand are licensed through our wholly-owned subsidiary IM Brands, LLC (“IM Brands”)(the “Isaac Mizrahi Business”) and the Ripka Brand is licensed through our wholly-owned subsidiary, JR Licensing, LLC (“JR Licensing”).

The Company’s Retail Business operates through its wholly-owned subsidiary, IMNY Retail Management, LLC (“Retail Management”), and was launched in June 2013 opening the Company’s first retail store located in Southampton, New York. The Company opened its second retail store, an outlet store, located near Atlanta, GA, on March 2, 2014. Also, Retail Management plans to launch an e-commerce platform later in 2014.

Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.